Income Taxes (Tables)	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision
	For the Six Months Ended December 31,
	2022	2021
Current income tax provision	$193,212	$769,748
Deferred income tax benefit	(17,184)	(257,489)
Total	$176,028	$512,259

Schedule of reconciles the statutory rate to the company’s effective tax rate
	For the Six Months Ended December 31,
	2022	2021
China Statutory income tax rate	25.00%	25.00%
Permanent difference	(0.18)%	0.20%
Effect of favorable tax rates on small-scale and low-profit entities	(0.31)%	0.01%
Valuation allowance	(28.30)%	0.01%
Effective tax rate	(3.78)%	25.21%

Schedule of accounting for income taxes
	As of December 31,	As of June 30,
	2022	2022

Deferred tax assets:
Net operating loss carry forwards	$	$-
Allowance for doubtful accounts	517,835	457,649
Total deferred tax assets	517,835	457,649
Valuation allowance	-	-
Total deferred tax assets, net	$517,835	$457,649